STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Jun. 30, 2014
STOCK-BASED COMPENSATION PLANS [Abstract]
Schedule of Stock-based Compensation
	2014	2013	2012
Cost of products sold	$4	$4	$3
Selling and administrative expenses	29	28	22
Research and development costs	3	3	2
Total compensation cost	$36	$35	$27

Related income tax benefit	$13	$13	$10

Schedule of Stock Option Valuation Assumptions
	2014	2013	2012
Expected life	5.7 years	5.7 years	4.9 - 5.7 years
Weighted-average expected life	5.7 years	5.7 years	5.7 years
Expected volatility	18.4% to 18.5%	18.7% to 19.2%	21.9% to 25.9%
Weighted-average volatility	18.5%	19.1%	23.5%
Risk-free interest rate	1.8% to 1.9%	0.6% to 0.8%	0.9% to 1.1%
Weighted-average risk-free interest rate	1.8%	0.7%	0.9%
Dividend yield	3.4%	3.2%-3.6%	3.5%-3.8%
Weighted-average dividend yield	3.4%	3.6%	3.5%

Summary of Stock Option Activity
	Number of Shares	Weighted- Average Exercise Price per Share	Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)
Options outstanding as of June 30, 2013	10,257	$65	7 years	$184
Granted	1,795	84
Exercised	(1,450)	60
Cancelled	(234)	75
Options outstanding as of June 30, 2014	10,368	$69	6 years	$232

Options vested as of June 30, 2014	5,772	$64	5 years	$159

Summary of Restricted Stock Award Activity
	Number of Shares	Weighted-Average Grant Date Fair Value per Share
	(In thousands)
Restricted stock awards as of June 30, 2013	11	$68
Granted	13	89
Vested	(3)	67
Forfeited	-	-
Restricted stock awards as of June 30, 2014	21	$81

Summary of Performance Units Award Activity
	Number of Shares	Weighted-Average Grant Date Fair Value per Share
	(In thousands)
Performance unit awards as of June 30, 2013	1,335	$66
Granted	347	84
Distributed	(35)	54
Forfeited	(426)	67
Performance unit awards as of June 30, 2014	1,221	$73

Perfomance units vested and deferred as of June 30, 2014	168	$56